T. ROWE PRICE GROWTH STOCK ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.4%
COMMUNICATION SERVICES 13.0%
Entertainment 2.4%
Netflix (1)	5,942	4,215
Spotify Technology (1)	4,627	1,705
		5,920
Interactive Media & Services 10.6%
Alphabet, Class A	72,504	12,025
Alphabet, Class C	7,108	1,188
Meta Platforms, Class A	21,140	12,101
Pinterest, Class A (1)	22,452	727
		26,041
Total Communication Services		31,961
CONSUMER DISCRETIONARY 14.0%
Automobiles 2.5%
Ferrari NV	2,431	1,143
Rivian Automotive, Class A (1)	21,675	243
Tesla (1)	18,641	4,877
		6,263
Broadline Retail 8.3%
Amazon.com (1)	101,687	18,948
Coupang, Class A (1)	56,056	1,376
		20,324
Hotels, Restaurants & Leisure 2.4%
Booking Holdings	300	1,264
Chipotle Mexican Grill (1)	46,128	2,658
Starbucks	19,677	1,918
		5,840
Specialty Retail 0.4%
Floor & Decor Holdings, Class A (1)	8,828	1,096
		1,096
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1)	3,299	895
		895
Total Consumer Discretionary		34,418
CONSUMER STAPLES 0.5%
Consumer Staples Distribution & Retail 0.5%
Dollar General	13,840	1,171
Total Consumer Staples		1,171

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 6.6%
Capital Markets 0.8%
Charles Schwab	29,359	1,903
		1,903
Financial Services 5.4%
Fiserv (1)	10,441	1,876
Mastercard, Class A	10,821	5,343
Visa, Class A	21,777	5,988
		13,207
Insurance 0.4%
Chubb	3,871	1,116
		1,116
Total Financials		16,226
HEALTH CARE 11.2%
Biotechnology 1.0%
Argenx SE, ADR (1)	3,761	2,039
Legend Biotech, ADR (1)	11,555	563
		2,602
Health Care Equipment & Supplies 2.2%
IDEXX Laboratories (1)	749	378
Intuitive Surgical (1)	7,951	3,906
Stryker	2,983	1,078
		5,362
Health Care Providers & Services 2.2%
Cigna	4,497	1,558
UnitedHealth Group	6,637	3,880
		5,438
Life Sciences Tools & Services 2.1%
Danaher	12,744	3,543
Thermo Fisher Scientific	2,720	1,683
		5,226
Pharmaceuticals 3.7%
Eli Lilly	10,206	9,042
		9,042
Total Health Care		27,670
INDUSTRIALS & BUSINESS SERVICES 3.5%
Aerospace & Defense 0.3%
Boeing (1)	4,610	701
		701

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.4%
Rockwell Automation	3,862	1,037
		1,037
Ground Transportation 1.9%
Old Dominion Freight Line	8,791	1,746
Uber Technologies (1)	38,559	2,898
		4,644
Industrial Conglomerates 0.9%
Roper Technologies	3,836	2,135
		2,135
Total Industrials & Business Services		8,517
INFORMATION TECHNOLOGY 48.3%
Electronic Equipment, Instruments & Components 1.0%
Amphenol, Class A	4,642	302
Teledyne Technologies (1)	4,955	2,169
		2,471
IT Services 1.5%
MongoDB (1)	1,221	330
Shopify, Class A (1)	36,596	2,933
Snowflake (1)	4,764	547
		3,810
Semiconductors & Semiconductor Equipment 12.2%
Advanced Micro Devices (1)	11,399	1,870
ASML Holding NV	2,839	2,366
Intel	2,370	56
Lam Research	53	43
NVIDIA	210,382	25,549
Taiwan Semiconductor Manufacturing, ADR	398	69
		29,953
Software 19.9%
Adobe (1)	3,522	1,824
AppLovin, Class A (1)	7,359	961
Atlassian, Class A (1)	6,564	1,042
Autodesk (1)	5,570	1,534
Dynatrace (1)	22,318	1,193
Fortinet (1)	780	61
HubSpot (1)	2,386	1,268
Intuit	5,227	3,246
Microsoft	71,930	30,951
Monday.com (1)	268	74
Salesforce.com	3,210	879
ServiceNow (1)	4,800	4,293

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Synopsys (1)	3,457	1,751
		49,077
Technology Hardware, Storage & Peripherals 13.7%
Apple	144,939	33,771
		33,771
Total Information Technology		119,082
MATERIALS 0.6%
Chemicals 0.6%
Linde	3,358	1,601
Total Materials		1,601
REAL ESTATE 0.2%
Industrial REITs 0.2%
Lineage, REIT	6,522	511
Total Real Estate		511

Total Miscellaneous Common Stocks 0.5% (2)		1,139
Total Common Stocks (Cost $203,505)		242,296
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.94% (3)	4,064,356	4,064
Total Short-Term Investments (Cost $4,064)		4,064
Total Investments in Securities 100.0% of Net Assets (Cost $207,569)		$246,360
Other Assets Less Liabilities (0.0%)		(98)
Net Assets 100.0%		$246,262

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE GROWTH STOCK ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$851	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF788-054Q3
09/24